UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Ritchie Capital Management, LLC
Address: 801 Warrenville Drive
         Suite 650
         Lisle, IL  60532

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bill Hobbs
Title:     General Counsel
Phone:     (212) 351-2993

Signature, Place, and Date of Signing:

     Bill Hobbs     Lisle, IL     August 14, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $11,340 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN CMNTY BANCSHARES IN   COM              02520W10       238    36762 SH       Sole                    36762
BANK COMM HLDGS                COM              06424J10        84    12978 SH       Sole                    12978
CAPE BANCORP INC               COM              13920910       209    21493 SH       Sole                    21493
CAPITAL BK CORP                COM              13979310       184    20900 SH       Sole                    20900
CENTRAL BANCORP INC MASS       COM              15241810       138    12600 SH       Sole                    12600
CENTRAL FED CORP               COM              15346Q10        56    15000 SH       Sole                    15000
CENTRUE FINL CORP NEW          COM              15643B10       156    14200 SH       Sole                    14200
CITIZENS FIRST BANCORP INC D   COM              17461R10        69    11500 SH       Sole                    11500
CITIZENS SOUTH BKG CP DEL      COM              17668210       211    28057 SH       Sole                    28057
COMMUNITY CENTRAL BANK CORP    COM              20363J10       324    84012 SH       Sole                    84012
COMMUNITY WEST BANCSHARES      COM              20415710       391    51200 SH       Sole                    51200
COVIDIEN LTD                   COM              G2552X10       280     5850 SH       Sole                     5850
EDGE PETE CORP DEL             COM              27986210      1580   293234 SH       Sole                   293234
EXXON MOBIL CORP               COM              30231G10       220     2500 SH       Sole                     2500
FIDELITY SOUTHERN CORP NEW     COM              31639410       175    37550 SH       Sole                    37550
GLOBALSTAR INC                 COM              37897340        98    34838 SH       Sole                    34838
GS FINL CORP                   COM              36227410       283    19200 SH       Sole                    19200
HERITAGE COMMERCE CORP         COM              42692710        99    10000 SH       Sole                    10000
HERITAGE OAKS BANCORP          COM              42724R10       282    31085 SH       Sole                    31085
HMN FINL INC                   COM              40424G10       155    10000 SH       Sole                    10000
HUDSON CITY BANCORP            COM              44368310      1419    85127 SH       Sole                    85127
INTEGRA BK CORP                COM              45814P10        78    10000 SH       Sole                    10000
INTERNATIONAL BANCSHARES COR   COM              45904410       241    11299 SH       Sole                    11299
MACKINAC FINL CORP             COM              55457110       175    25000 SH       Sole                    25000
MILLENNIUM BANKSHARES CORP     COM              60037B10        55    12308 SH       Sole                    12308
MIRANT CORP NEW                COM              60467R10       900    23000 SH       Sole                    23000
NEW YORK CMNTY BANCORP INC     COM              64944510       482    27033 SH       Sole                    27033
NEWBRIDGE BANCORP              COM              65080T10       220    31993 SH       Sole                    31993
PACIFIC PREMIER BANCORP        COM              69478X10       190    37000 SH       Sole                    37000
PEOPLES UNITED FINANCIAL INC   COM              71270410       354    22700 SH       Sole                    22700
PREMIER FINL BANCORP INC       COM              74050M10       175    16500 SH       Sole                    16500
SIX FLAGS INC                  PIERS            83001P50       102    11000 SH       Sole                    11000
SOMERSET HILLS BANCORP         COM              83472810       129    14201 SH       Sole                    14201
SOUTHERN CONN BANCORP INC      COM              84264A10       100    14300 SH       Sole                    14300
SUFFOLK FIRST BK VA            COM              86478810        93    13200 SH       Sole                    13200
THORNBURG MTG INC              PFD CONV SER F   88521870        55    13500 SH       Sole                    13500
TRICO BANCSHARES               COM              89609510       109    10000 SH       Sole                    10000
TYCO ELECTRONICS LTD           COM NEW          G9144P10       209     5850 SH       Sole                     5850
TYCO INTL LTD BERMUDA          SHS              G9143X20       234     5850 SH       Sole                     5850
UMB FINL CORP                  COM              90278810       512    10000 SH       Sole                    10000
US BANCORP DEL                 COM NEW          90297330       276     9900 SH       Sole                     9900